Long-Term Investments (Details) - Schedule of Balance Sheet - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
BioFirst [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	$ 1,690,060	$ 1,543,152	$ 1,543,152
Non-current Assets	651,221	739,472	739,472
Current Liabilities	2,236,708	2,663,051	2,663,051
Non-current Liabilities	366,634	103,447	103,447
Stockholders’ Equity (Deficit)	(262,061)	(483,874)
Rgene [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	56,091	68,302	68,302	$ 73,452
Non-current Assets	239,594	303,893	303,893	374,423
Current Liabilities	2,407,204	2,478,868	2,478,868	1,934,786
Non-current Liabilities	1,465	2,441	2,441
Stockholders’ Equity (Deficit)	$ (2,112,984)	$ (2,109,114)	$ (2,481,309)	$ (1,486,911)